Share-based Awards and Options - Employee Stock Purchase Plan (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 21,100,000	$ 29,800,000	$ 18,400,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized (in shares)	4.8
Maximum employee subscription amount	$ 25,000
Maximum employee subscription rate	20.00%
Discounted market value	85.00%
Shares issued in period (in shares)	2.2
Shares reserved for future issuance (in shares)	2.6
Share-based compensation expense	$ 600,000	$ 60,000	$ 60,000
Weighted average grant-date fair value (in dollars per share)	$ 4	$ 3.57	$ 3.225
Discount from market price	15.00%